Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Schedule of Amounts Included in Consolidated Balance Sheets Relating to Nonqualified Savings Plan and SERP

Amounts included in the consolidated balance sheets relating to the Nonqualified Savings Plan and the SERP were as follows (dollars in thousands):

	As of December 31,
	2014	2013
Prepaid expenses and other assets	$755	$559
Accounts payable and accrued expenses	$1,004	$723